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                                                                 5900 "O" Street
                                                               Lincoln, NE 68510

August 17, 2007

                                                                       Via EDGAR

Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:      Ameritas Life Insurance Corp. ("Ameritas") and
         Ameritas Life Insurance Corp. Separate Account LLVA
         (1940 Act No. 811-07661)
         Post-Effective Amendment No. 3 on Form N-4 Pursuant to Rule 485(a) Ameritas No-Load Variable Annuity (1933 Act No. 333-120972)

         Request for Selective Review Pursuant to Securities Act Release No. 6510 and Investment Company Act Release No. 13768

Today, we are submitting via EDGAR, pursuant to Rule 485(a), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is November 5, 2007.

The Registrant is requesting selective review of this Post-Effective Amendment ("Amendment") pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

     (a) The material provisions of this registration have been reviewed by the staff of the Division of Investment Management's Office of Insurance Products, with the exception of the revisions specified in this letter, as Registration Statement No. 333-120972, Form N-4/A submitted April 8, 2005. The registration was subsequently amended under Rule 485(b) on April 21, 2006 and on April 20, 2007.

     (b) The primary purpose of this Amendment is to add a guaranteed lifetime withdrawal benefit to the product.


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Revisions related to the guaranteed lifetime withdrawal benefit ("GLWB") rider are:

     1. The Table of Contents is updated for sections related to the GLWB rider. Page 2.

     2. Mention of the GLWB rider is added to the Policy Operation and Features, Withdrawals section. Page 4.

     3.   Charges for the GLWB rider are stated, Page 5, and discussed, Page 8.

     4.   Examples of Expenses are updated for GLWB charges. Page 7.

     5. The effect of the GLWB rider on other features of the policy are revised as follows: Model Asset Allocation Program, Page 15 Beneficiary, Page 18.

     6.   The description of the GLWB rider is on Pages 22-27.

In addition to changes related to the GLWB rider, we made the following other revisions to the prospectus:

     1.   The proposed effective date is added. Page 1.

     2. Changes to fund names for certain funds. Pages 1, 6, 10 and Appendix A page A:1

     3. References to the Statement of Additional Information ("SAI") are revised to reflect that the May 1, 2007 SAI will continue to be used with this prospectus. Page 1 and Last Page

     4. A section is added stating Ameritas is a member of IMSA. Page 2 (Contents) and Last Page.

     5.   The Adding, Deleting, or Substituting Variable Investment Options
          section is further clarified. Page 11.

     6.   Changed "NASD" to "FINRA", Page 30

     7.   We made minor text corrections as follows:
              Portfolio Company Operating Expenses table footnote, Page 6 Disruptive Trading Procedures, Page 13
              Systematic Transfer Programs, Page 14
              Appendix B: Tax Qualified Plan Disclosures, Pages B-1 - B-3.


We acknowledge that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings, staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing, and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


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If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/  Sally R. Bredensteiner

Assistant Counsel
Ameritas Life Insurance Corp.

Enclosure